(Columbia Value and Restructuring Fund)

COLUMBIA FUNDS SERIES TRUST I

Columbia Value and Restructuring Fund
(the "Fund")

Supplement dated February 2, 2012 to the Prospectuses
dated August 1, 2011, as supplemented

Effective February 2, 2012, the fourth paragraph under the section of each prospectus for the Fund entitled "Principal Investment Strategies" is modified by adding the following factors:

  the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

  overall economic and market conditions.